EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information included in the definitive Prospectus dated June 30, 2014, for Calamos Focus Growth ETF, a series of Calamos ETF Trust, filed with the Securities and Exchange Commission on July 9, 2014 (Accession No. 0001193125-14-264332).